[GRAPHIC OMITTED]

Oppenheimer
INTERNATIONAL GROWTH FUND


                                                  SEMIANNUAL REPORT MAY 31, 2002


[LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

31  Trustees and Officers

32  Privacy Policy Notice


FUND OBJECTIVE
Oppenheimer International Growth Fund seeks long-term capital appreciation.


---------------------------------

CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 5/31/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     1.70%       -4.15%
---------------------------------
Class B     1.33        -3.68
---------------------------------
Class C     1.25         0.25
---------------------------------
Class N     1.54         0.54
---------------------------------

AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 5/31/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -17.67%      -22.41%
---------------------------------
Class B   -18.33       -22.41
---------------------------------
Class C   -18.35       -19.17
---------------------------------
Class N   -17.92       -18.74

---------------------------------

  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


[PHOTO OMITTED]

JOHN V. MURPHY
President
Oppenheimer
International Growth Fund


Dear Shareholder,

Although we're well into 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to for help in deciding where to invest their money. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Despite the continued challenges, there are signs of a slow but steady recovery in the U.S. economy. Rooted in a combination of low inflation, little pressure on the Federal Reserve Board (the Fed) to raise interest rates and the resilient U.S. consumer, business conditions are gradually improving. We believe the prospects for long-term investors look bright.
   In the short-term, however, one factor unnerving the markets is what the investment industry refers to as "headline risk." That is, the chances of a company receiving negative media attention for actual or perceived wrongdoing. Over the last year, scandals in the accounting industry and on Wall Street and stories of poor leadership in big corporations have fueled this negative attention, creating an atmosphere of mistrust between investors and many big businesses. Consequently, the prices of individual stocks have fallen sharply over short periods of time, leaving many shareholders wondering what effect these price drops can have on mutual funds.
   The fact is, mutual funds, while certainly not immune to declining stock prices, offer clear-cut advantages over direct ownership of individual stocks. Perhaps the biggest advantage is the inherent diversification of many mutual funds. Because fund

1  OPPENHEIMER INTERNATIONAL GROWTH FUND

LETTER TO SHAREHOLDERS

portfolios often contain a number of different investments, one company's poor performance usually does not have a dramatic effect on the fund as a whole. In addition, OppenheimerFunds portfolio management teams are made up of experienced professionals with the skills, experience and resources necessary to make informed investment decisions.
   Your financial advisor is an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.


Sincerely,

/S/SIGNATURE

John V. Murphy
June 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

2  OPPENHEIMER INTERNATIONAL GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


PORTFOLIO MANAGEMENT
TEAM
George Evans
(Portfolio Manager)
Frank Jennings
Bill Wilby


Q

HOW DID OPPENHEIMER INTERNATIONAL GROWTH FUND PERFORM DURING THE SIX MONTHS THAT ENDED MAY 31, 2002?
A. We are pleased with the Fund's performance for the period. On a relative basis, the Fund also performed well, slightly underperforming the foreign markets, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index.(1)

TO WHAT DO YOU ATTRIBUTE THE IMPROVED RESULTS?
A key factor was the tremendous fiscal and monetary stimulus worldwide, which helped foreign markets begin a turnaround. Following September 11, governments in the major developed nations feared that the worldwide economic slowdown would grow even worse. In an attempt to stimulate economic activity, the United States, Germany and others increased government spending, lowered interest rates, and/or increased the money supply.
   As a result, the United States experienced only one quarter of economic contraction, and the broad U.S. equity market posted a small gain. In Europe, the stimulus--combined with ongoing reform of tax rates, labor policy and trading restrictions--limited the downturn as well.
   As for the emerging nations, many benefited indirectly from these activities, and their markets were among the strongest in the world for this period. For instance, economies in Latin America, which are closely tied to that of the United States, received a boost from lower U.S. interest rates. Also, the World Bank and International Monetary Fund eased the terms of loans to some nations, relieving pressures on their economies. Finally, cash flowed into the emerging markets as investors sought alternatives to the volatility and relatively high valuations for U.S. and European stocks.


1. The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index is an unmanaged index of the performance of securities listed on 20 of the principal stock markets in Europe, Australia and Far East. For the six-month period ended 5/31/02, the MSCI EAFE had a cumulative return of 2.02%.


3  OPPENHEIMER INTERNATIONAL GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

INVESTING IN FOREIGN SECURITIES ENTAILS ADDITIONAL EXPENSES AND RISKS, INCLUDING FOREIGN CURRENCY FLUCTUATIONS.


   One country that remained severely depressed was Japan, even though the Nikkei Index of Japanese stocks did advance during the period.

WHAT ELSE CONTRIBUTED TO THE FUND'S GAINS?
Our commitment to good companies, in good businesses, that can be purchased at good prices was just as important to the improved results.
   Unfortunately, the Fund's holdings of smaller international companies was hit very hard in the aftermath of September 11, when investors fled smaller, growth companies for safer investments. Since then, many holdings have bounced back, based on the strengths of individual companies. However, investors must remember small- and mid-cap stocks as well as technology stocks may be more volatile than other equities.
   Adding to bottom-line results were consumer discretionary stocks like LG Home Shopping, Inc., a South Korean home shopping network, and Reed Elsevier plc, an online publishing company in the United Kingdom.(2) All are part of our "mass affluence" investment theme, one of four long-term, worldwide growth trends that we take into account when selecting securities. The other themes are new technologies, restructuring and aging.
   Other strong performers included Pliva d.d., GDR and Powderject Pharmaceuticals plc, both "new technologies" investments. Croatia-based Pliva markets an enhanced form of a widely used antibiotic, while U.K.-based Powderject has developed a method of injecting drugs into the bloodstream without the use of a needle.(2)


2. The Fund's holdings and allocations are subject to change.


4  OPPENHEIMER INTERNATIONAL GROWTH FUND

----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE
For the Periods Ended 6/30/02(3)

Class A        Since
1-Year  5-Year Inception
------------------------
-23.16% 1.39%      7.17%

Class B        Since
1-Year  5-Year Inception
------------------------
-23.14% 1.45%      7.37%

Class C        Since
1-Year  5-Year Inception
------------------------
-19.87% 1.82%      7.35%

Class N        Since
1-Year  5-Year Inception
------------------------
-19.46% N/A      -19.24%
----------------------------------------------


   Not all of our pharmaceuticals holdings did so well, however. A major detractor from performance was Shire Pharmaceuticals Group plc, a specialty drug company. One of the company's key products was not patent-protected and thus was exposed to competition from generic versions of the drug. Still, we have strong conviction about this company, so rather than pare back or exit the position, we bought additional shares when the price declined.
   We did exit one underperforming position--Japanese video game manufacturer Konami. Although the business is well run, the company's products are incompatible with some of the newer video consoles introduced in 2001, a fact that has hurt sales.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
   We believe that international markets are poised for improvement. The broad, long-term reforms in Europe are finally paying off. The euro, now the common currency throughout most of the Continent, appears to have reached a stable relationship with other major currencies. That fact alone should help European businesses achieve greater stability in their profits and earnings. What's more, various data suggest that the U.S. economy will recover soon. Since the U.S. is the engine that drives the economies of many other nations, this bodes well for stocks in places like Mexico and Brazil, among others.
   We believe our current holdings are well positioned for the coming months. Still, we will continue to seek out more opportunities that may deliver growth of capital in the long run. It is this consistent long-term focus that makes Oppenheimer International Growth Fund part of THE RIGHT WAY TO INVEST.


3. See Notes page 7 for further details.


5  OPPENHEIMER INTERNATIONAL GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


REGIONAL ALLOCATION(4)

[GRAPHIC OMITTED]

 Europe          62.1%
 Asia            24.5
 Latin
  America         6.1
 U.S./Canada      5.4
 Emerging
  Europe          1.5
 Middle East/
  Africa          0.4


TOP TEN GEOGRAPHICAL DIVERSIFICATION HOLDINGS(4)
--------------------------------------------------------------------
Great Britain                                                  20.7%
--------------------------------------------------------------------
Japan                                                          15.4
--------------------------------------------------------------------
The Netherlands                                                14.4
--------------------------------------------------------------------
France                                                         11.8
--------------------------------------------------------------------
Germany                                                         7.3
--------------------------------------------------------------------
Brazil                                                          5.0
--------------------------------------------------------------------
India                                                           4.7
--------------------------------------------------------------------
United States                                                   4.0
--------------------------------------------------------------------
Spain                                                           2.7
--------------------------------------------------------------------
Korea, Republic of (South)                                      2.5

TOP TEN COMMON STOCK HOLDINGS(5)
--------------------------------------------------------------------
Koninklijke Boskalis Westminster NV                             4.5%
--------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA (Embraer), Preference      3.8
--------------------------------------------------------------------
Jenoptik AG                                                     2.9
--------------------------------------------------------------------
Sega Corp.                                                      2.7
--------------------------------------------------------------------
Reed Elsevier plc                                               2.7
--------------------------------------------------------------------
UBI Soft Entertainment SA                                       2.4
--------------------------------------------------------------------
Van der Moolen Holding NV                                       2.2
--------------------------------------------------------------------
SkyePharma plc                                                  2.2
--------------------------------------------------------------------
Wella AG, Preference, Non-Vtg.                                  2.0
--------------------------------------------------------------------
Nintendo Co. Ltd.                                               1.9


4. Portfolio is subject to change. Percentages are as of May 31, 2002, and are based on total market value of investments.
5. Portfolio is subject to change. Percentages are as of May 31, 2002, and are based on net assets.

6  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7  OPPENHEIMER INTERNATIONAL GROWTH FUND


STATEMENT OF INVESTMENTS  May 31, 2002 / Unaudited

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 COMMON STOCKS--95.4%
-----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--19.0%
-----------------------------------------------------------------------------------
 AUTO COMPONENTS--0.1%
 Sauer-Danfoss, Inc.                                        150,000   $  1,485,000
-----------------------------------------------------------------------------------
 AUTOMOBILES--1.1%
 Ducati Motor Holding SpA(1)                              2,500,000      4,578,070
-----------------------------------------------------------------------------------
 Porsche AG, Preferred                                       11,268      5,610,207
                                                                      -------------
                                                                        10,188,277

-----------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--6.5%
 Groupe SEB SA                                              146,954     12,748,223
-----------------------------------------------------------------------------------
 Nintendo Co. Ltd.                                          132,700     18,348,431
-----------------------------------------------------------------------------------
 Sega Corp.(1)                                            1,057,200     26,407,639
-----------------------------------------------------------------------------------
 Sony Corp.                                                  78,767      4,569,698
                                                                      -------------
                                                                        62,073,991

-----------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.9%
 Aucnet, Inc.                                               205,230      2,057,178
-----------------------------------------------------------------------------------
 LG Home Shopping, Inc.                                     152,629     16,057,039
                                                                      -------------
                                                                        18,114,217

-----------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.9%
 Koei Co. Ltd.                                              277,800      8,371,718
-----------------------------------------------------------------------------------
 MEDIA--7.9%
 British Sky Broadcasting Group plc(1)                      825,770      8,880,760
-----------------------------------------------------------------------------------
 Grupo Televisa SA, Sponsored GDR(1)                        246,000     10,319,700
-----------------------------------------------------------------------------------
 Reed Elsevier plc                                        2,692,039     25,879,174
-----------------------------------------------------------------------------------
 Sogecable SA(1)                                            406,100      8,859,439
-----------------------------------------------------------------------------------
 Village Roadshow Ltd., Cl. A, Preference                 7,339,185      5,941,239
-----------------------------------------------------------------------------------
 Wolters Kluwer NV                                          461,599      9,565,612
-----------------------------------------------------------------------------------
 Zee Telefilms Ltd.                                       2,355,000      6,378,826
                                                                      -------------
                                                                        75,824,750

-----------------------------------------------------------------------------------
 TEXTILES & APPAREL--0.6%
-----------------------------------------------------------------------------------
 Bulgari SpA                                                493,000      3,638,818
-----------------------------------------------------------------------------------
 Compagnie Financiere Richemont AG, A Units                  95,000      2,501,117
                                                                      -------------
                                                                         6,139,935

-----------------------------------------------------------------------------------
 CONSUMER STAPLES--3.0%
-----------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.7%
 Boots Co. plc                                              721,080      7,222,052
-----------------------------------------------------------------------------------
 PERSONAL PRODUCTS--2.3%
 Wella AG                                                    52,000      3,076,799
-----------------------------------------------------------------------------------
 Wella AG, Preference, Non-Vtg.                             299,500     18,692,167
                                                                      -------------
                                                                        21,768,966


8  OPPENHEIMER INTERNATIONAL GROWTH FUND


                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 ENERGY--2.4%
-----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--2.4%
 Expro International Group plc                            1,216,420   $  8,632,349
-----------------------------------------------------------------------------------
 Technip-Coflexip SA, Sponsored ADR(1)                      473,875     14,216,250
                                                                      -------------
                                                                        22,848,599

-----------------------------------------------------------------------------------
 FINANCIALS--10.7%
-----------------------------------------------------------------------------------
 BANKS--5.4%
 Anglo Irish Bank Corp.                                   1,138,800      7,171,231
-----------------------------------------------------------------------------------
 Banca Popolare di Verona(1)                                194,000      2,472,307
-----------------------------------------------------------------------------------
 Banco Espirito Santo SA                                    215,975      2,340,711
-----------------------------------------------------------------------------------
 Espirito Santo Financial Group, ADR                        234,700      4,027,452
-----------------------------------------------------------------------------------
 ICICI Bank Ltd., Sponsored ADR                           1,350,000      9,990,000
-----------------------------------------------------------------------------------
 Julius Baer Holding AG, Cl. B                               35,550     10,198,957
-----------------------------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)                     320,380      9,328,722
-----------------------------------------------------------------------------------
 Uniao de Bancos Brasileiros SA (Unibanco), Sponsored ADR   304,900      6,326,675
                                                                      -------------
                                                                        51,856,055

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--4.2%
 3i Group plc                                               470,631      5,212,909
-----------------------------------------------------------------------------------
 Collins Stewart Ltd.                                     1,981,580     12,496,620
-----------------------------------------------------------------------------------
 Housing Development Finance Corp. Ltd.(2)                  132,750      1,626,939
-----------------------------------------------------------------------------------
 Van der Moolen Holding NV                                  862,100     20,539,231
                                                                      -------------
                                                                        39,875,699

-----------------------------------------------------------------------------------
 INSURANCE--1.1%
 Ockham Holdings plc                                      1,604,011        959,919
-----------------------------------------------------------------------------------
 Scor SA                                                    291,840      9,952,313
                                                                      -------------
                                                                        10,912,232

-----------------------------------------------------------------------------------
 HEALTH CARE--12.0%
-----------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.3%
 Cambridge Antibody Technology Group plc(1)                 194,300      3,309,249
-----------------------------------------------------------------------------------
 Oxford GlycoSciences plc(1)                                445,948      2,616,439
-----------------------------------------------------------------------------------
 PowderJect Pharmaceuticals plc(1)                        2,447,114     15,468,267
                                                                      -------------
                                                                        21,393,955

-----------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
 Art Advanced Research Technologies, Inc.(1,2)            1,901,125      2,861,641
-----------------------------------------------------------------------------------
 Biocompatibles International plc(1)                      3,374,298      5,036,018
-----------------------------------------------------------------------------------
 Ortivus Airport Board, B Shares(1,3)                       651,400      1,270,842
                                                                      -------------
                                                                         9,168,501


9  OPPENHEIMER INTERNATIONAL GROWTH FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.5%
 Nicox SA(1)                                                269,561   $ 14,607,349
-----------------------------------------------------------------------------------
 PHARMACEUTICALS--7.2%
 Marshall Edwards, Inc.(1)                                  875,000      3,616,847
-----------------------------------------------------------------------------------
 NeuroSearch AS(1)                                          272,600      4,232,174
-----------------------------------------------------------------------------------
 Novogen Ltd.(1,3)                                        5,534,800      8,303,113
-----------------------------------------------------------------------------------
 Pliva d.d., GDR(4)                                       1,065,550     14,669,107
-----------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                       115,270      6,994,905
-----------------------------------------------------------------------------------
 Shire Pharmaceuticals Group plc(1)                       1,174,650     10,690,612
-----------------------------------------------------------------------------------
 SkyePharma plc(1)                                       17,953,400     20,752,838
                                                                      -------------
                                                                        69,259,596

-----------------------------------------------------------------------------------
 INDUSTRIALS--24.4%
-----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.8%
 Empresa Brasileira de Aeronautica SA (Embraer),
 Preference                                               6,120,546     35,907,849
-----------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--6.1%
 Amadeus Global Travel Distribution SA(1)                 1,071,400      7,107,164
-----------------------------------------------------------------------------------
 BTG plc(1)                                               1,258,420      7,162,735
-----------------------------------------------------------------------------------
 Buhrmann NV                                                667,400      7,856,753
-----------------------------------------------------------------------------------
 Hays plc                                                 1,723,771      4,174,277
-----------------------------------------------------------------------------------
 ICTS International NV                                      211,200      2,027,520
-----------------------------------------------------------------------------------
 Magnus Holding NV(1,3)                                   1,163,380      1,086,946
-----------------------------------------------------------------------------------
 Prosegur Compania de Seguridad SA                          701,076     10,381,993
-----------------------------------------------------------------------------------
 Randstad Holding NV                                        703,400      8,773,441
-----------------------------------------------------------------------------------
 Rentokil Initial plc                                     2,431,780      9,891,742
                                                                      -------------
                                                                        58,462,571

-----------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--4.5%
 Koninklijke Boskalis Westminster NV(3)                   1,430,291     43,430,429
-----------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.2%
 Ushio, Inc.                                                872,000     11,164,804
-----------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.0%
 Aalberts Industries NV                                     746,854     14,479,053
-----------------------------------------------------------------------------------
 FKI plc                                                  1,871,070      4,818,440
                                                                      -------------
                                                                        19,297,493

-----------------------------------------------------------------------------------
 MACHINERY--3.7%
 GSI Lumonics, Inc.(1)                                      920,300      8,862,489
-----------------------------------------------------------------------------------
 Halma plc                                                7,952,200     17,977,093
-----------------------------------------------------------------------------------
 Hyundai Heavy Industries Co. Ltd.(1)                       429,663      8,181,888
                                                                      -------------
                                                                        35,021,470


10  OPPENHEIMER INTERNATIONAL GROWTH FUND


                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 MARINE--1.3%
 Smit Internationale NV, CVA(3)                             415,604   $  9,804,545
-----------------------------------------------------------------------------------
 Tsakos Energy Navigation Ltd.(1)                           185,800      3,000,670
                                                                      -------------
                                                                        12,805,215

-----------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.4%
 Electrocomponents plc                                      626,200      3,894,087
-----------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--1.4%
 Autoroutes du Sud de la France (ASF)(1)                     56,760      1,482,213
-----------------------------------------------------------------------------------
 Eurotunnel SA(1)                                        12,260,185     11,912,878
                                                                      -------------
                                                                        13,395,091

-----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--20.6%
-----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.3%
 Matsushita Communication Industrial Co.                     83,774      3,354,875
-----------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.4%
 Toshiba Corp.(1)                                         3,224,424     13,640,245
-----------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--5.1%
 Hamamatsu Photonics K.K.                                   608,000     15,285,121
-----------------------------------------------------------------------------------
 Hoya Corp.                                                  93,300      6,923,919
-----------------------------------------------------------------------------------
 Imagineer Co. Ltd.                                         105,000        668,386
-----------------------------------------------------------------------------------
 Keyence Corp.                                               31,100      6,766,045
-----------------------------------------------------------------------------------
 Murata Manufacturing Co. Ltd.                              139,700      9,691,930
-----------------------------------------------------------------------------------
 Oberthur Card Systems SA(1)                                617,495      2,365,395
-----------------------------------------------------------------------------------
 Omron Corp.                                                450,318      7,384,047
                                                                      -------------
                                                                        49,084,843

-----------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--2.5%
 Alten SA(1)                                                279,560      3,682,820
-----------------------------------------------------------------------------------
 Computer Services Solutions Holding NV                     950,286      2,219,631
-----------------------------------------------------------------------------------
 Infosys Technologies Ltd.                                  151,100     10,427,010
-----------------------------------------------------------------------------------
 NIIT Ltd.                                                1,478,700      7,536,814
                                                                      -------------
                                                                        23,866,275

-----------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.2%
 ASM International NV(1)                                    633,300     12,286,020
-----------------------------------------------------------------------------------
 Jenoptik AG(1)                                           1,413,723     27,473,501
                                                                      -------------
                                                                        39,759,521

-----------------------------------------------------------------------------------
 SOFTWARE--7.1%
 Capcom Co. Ltd.                                            475,100     12,977,632
-----------------------------------------------------------------------------------
 Eidos plc(1)                                             2,434,000      5,413,372
-----------------------------------------------------------------------------------
 Infogrames Entertainment SA                              2,335,107     12,435,636
-----------------------------------------------------------------------------------
 Software AG                                                459,694      6,914,823


11  OPPENHEIMER INTERNATIONAL GROWTH FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 SOFTWARE Continued
 UBI Soft Entertainment SA(1)                               846,321   $ 23,318,265
-----------------------------------------------------------------------------------
 Unit 4 Agresso NV(1)                                     1,029,000      6,825,902
                                                                      -------------
                                                                        67,885,630

-----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--2.3%
-----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
 BT Group plc(1)                                          1,705,570      6,993,891
-----------------------------------------------------------------------------------
 Tele Norte Leste Participacoes SA (Telemar)            540,369,189      5,714,519
-----------------------------------------------------------------------------------
 Videsh Sanchar Nigam Ltd.                                2,081,700      7,915,217
-----------------------------------------------------------------------------------
 Videsh Sanchar Nigam Ltd., Sponsored ADR                   175,504      1,282,934
                                                                      -------------
                                                                        21,906,561

-----------------------------------------------------------------------------------
 UTILITIES--1.0%
-----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.0%
 Electrofuel, Inc.(1)                                     1,500,000      1,295,812
-----------------------------------------------------------------------------------
 Solidere, GDR(1,2)                                         855,700      3,658,117
-----------------------------------------------------------------------------------
 Tsakos Energy Navigation Ltd.(1,2)                         283,200      4,594,935
                                                                      -------------
                                                                         9,548,864
                                                                      -------------
 Total Common Stocks (Cost $1,052,278,079)                             913,536,715

===================================================================================
 PREFERRED STOCKS--1.8%
-----------------------------------------------------------------------------------
 Ceres, Inc., $4.00 Cv., Series C-1(1,2)                     44,515        289,347
-----------------------------------------------------------------------------------
 Ceres, Inc., Cv., Series C(1,2)                            600,000      3,900,000
-----------------------------------------------------------------------------------
 Ceres, Inc., Cv., Series D(1,2)                            418,000      2,717,000
-----------------------------------------------------------------------------------
 Fresenius Medical Care AG, Preferred                       220,135      8,350,289
-----------------------------------------------------------------------------------
 Oxagen Ltd., Cv.(1,2,3)                                  1,250,000      2,194,800
                                                                      -------------
 Total Preferred Stocks (Cost $16,934,843)                              17,451,436

                                                              UNITS
===================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------
 Ceres Group, Inc., Series C Wts., Exp. 8/26/06(1)           20,032             --
-----------------------------------------------------------------------------------
 Ceres Group, Inc., Series D Wts., Exp. 12/31/30(1)          41,800             --
                                                                      -------------
 Total Rights, Warrants and Certificates (Cost $0)                              --


12  OPPENHEIMER INTERNATIONAL GROWTH FUND


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
===================================================================================
 REPURCHASE AGREEMENTS--3.2%
-----------------------------------------------------------------------------------
 Repurchase agreement with BNP Paribas Securities
 Corp., 1.75%, dated 5/31/02, to be repurchased at
 $30,503,448 on 6/3/02, collateralized by U.S.
 Treasury Bonds, 6.25%--12%, 5/15/05--5/15/30, with
 a value of $11,567,637, U.S. Treasury Nts., 7%,
 7/15/06, with a value of $8,986,854 and U.S.
 Treasury Bills, 10/3/02--10/31/02, with a value of
 $10,660,050 (Cost $30,499,000)                         $30,499,000     30,499,000
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,099,711,922)            100.4%   961,487,151
-----------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF NET ASSETS                           (0.4)    (4,128,159)
                                                        ---------------------------
 NET ASSETS                                                   100.0%  $957,358,992
                                                        ===========================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2002 amounts to $66,090,675. Transactions during the period in which the issuer was an affiliate are as follows:


                            SHARES                               SHARES       UNREALIZED
                      NOVEMBER 30,       GROSS        GROSS     MAY 31,     APPRECIATION      DIVIDEND     REALIZED
                              2001   ADDITIONS   REDUCTIONS        2002    (DEPRECIATION)       INCOME         GAIN
-------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Koninklijke Boskalis
  Westminster NV         1,292,891     137,400           --   1,430,291      $10,288,530    $1,274,000   $       --
 LG Home Shopping, Inc.*   352,472          --      199,843     152,629       10,448,611            --    8,708,882
 Magnus Holding NV         918,480     244,900           --   1,163,380       (4,697,878)           --           --
 Novogen Ltd.            4,406,800   1,128,000           --   5,534,800          106,274            --           --
 Ortivus AB, B Shares      551,400     100,000           --     651,400       (7,232,113)           --           --
 Oxagen Ltd., Cv.        1,250,000          --           --   1,250,000          (15,900)           --           --
 Smit Internationale
  NV, CVA                  365,104      50,500           --     415,604         (719,610)      364,380           --
                                                                                            -----------------------
                                                                                            $1,638,380   $8,708,882
                                                                                            =======================
 *No longer an affiliate.


4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,669,107 or 1.53% of the Fund's net assets as of May 31, 2002.


13  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHICAL DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHICAL DIVERSIFICATION               MARKET VALUE         PERCENT
-------------------------------------------------------------------------
 Great Britain                              $199,006,363            20.7%
 Japan                                       147,611,668            15.4
 The Netherlands                             138,895,083            14.4
 France                                      113,716,247            11.8
 Germany                                      70,117,786             7.3
 Brazil                                       47,949,042             5.0
 India                                        45,157,740             4.7
 United States                                38,890,348             4.0
 Spain                                        26,348,596             2.7
 Korea, Republic of (South)                   24,238,927             2.5
 Australia                                    17,861,200             1.9
 Croatia                                      14,669,107             1.5
 Canada                                       13,019,942             1.4
 Switzerland                                  12,700,073             1.3
 Italy                                        10,689,196             1.1
 Mexico                                       10,319,700             1.1
 Norway                                        7,595,605             0.8
 Ireland                                       7,171,231             0.8
 Portugal                                      6,368,163             0.7
 Denmark                                       4,232,174             0.4
 Lebanon                                       3,658,118             0.4
 Sweden                                        1,270,842             0.1
                                            -----------------------------
 Total                                      $961,487,151           100.0%
                                            =============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14  OPPENHEIMER INTERNATIONAL GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2002
===================================================================================
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value -- see accompanying statement:
 Unaffiliated companies (cost $1,031,350,550)                       $  895,396,476
 Affiliated companies (cost $68,361,372)                                66,090,675
                                                                    ---------------
                                                                       961,487,151
-----------------------------------------------------------------------------------
 Cash                                                                    1,860,486
-----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                       2,523
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                        4,158,725
 Shares of beneficial interest sold                                      4,010,138
 Interest and dividends                                                  2,678,366
 Other                                                                       8,438
                                                                    ---------------
 Total assets                                                          974,205,827

===================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                      40,137
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                  14,044,954
 Shares of beneficial interest redeemed                                  1,483,591
 Transfer and shareholder servicing agent fees                             437,215
 Distribution and service plan fees                                        394,027
 Trustees' compensation                                                    140,514
 Shareholder reports                                                       104,015
 Other                                                                     202,382
                                                                    ---------------
 Total liabilities                                                      16,846,835

===================================================================================
 NET ASSETS                                                         $  957,358,992
                                                                    ===============

===================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Paid-in capital                                                    $1,193,556,777
-----------------------------------------------------------------------------------
 Undistributed net investment income                                     4,557,583
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                        (102,546,327)
-----------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies             (138,209,041)
                                                                    ---------------
 NET ASSETS                                                         $  957,358,992
                                                                    ===============




15  OPPENHEIMER INTERNATIONAL GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
==============================================================================================
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $597,862,902 and 39,411,923 shares of beneficial interest outstanding)                 $15.17
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $16.10
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $225,198,940
 and 15,496,980 shares of beneficial interest outstanding)                              $14.53
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $121,810,595
 and 8,369,164 shares of beneficial interest outstanding)                               $14.55
----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,486,555
 and 828,404 shares of beneficial interest outstanding)                                 $15.07


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16  OPPENHEIMER INTERNATIONAL GROWTH FUND


STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2002
===================================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $467,855) $10,873,705
 Affiliated companies (net of foreign withholding taxes of $515,258)     1,638,380
-----------------------------------------------------------------------------------
 Interest                                                                  570,873
                                                                       ------------
 Total investment income                                                13,082,958

===================================================================================
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         3,508,815
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   693,040
 Class B                                                                 1,136,178
 Class C                                                                   590,085
 Class N                                                                    18,948
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,199,429
 Class B                                                                   483,396
 Class C                                                                   252,693
 Class N                                                                    17,327
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                               184,764
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     26,309
-----------------------------------------------------------------------------------
 Other                                                                     275,741
                                                                       ------------
 Total expenses                                                          8,386,725
 Less reduction to custodian expenses                                       (1,528)
 Less voluntary waiver of transfer and shareholder servicing
  agent fees -- Class A, B, C and N                                         (11,697)
                                                                       ------------
 Net expenses                                                            8,373,500

===================================================================================
 NET INVESTMENT INCOME                                                   4,709,458

===================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
  Unaffiliated companies                                               (16,363,633)
  Affiliated companies                                                   8,708,882
 Foreign currency transactions                                          (5,128,819)
                                                                       ------------
 Net realized loss                                                     (12,783,570)

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                            (4,363,800)
 Translation of assets and liabilities denominated in
  foreign currencies                                                    26,114,279
                                                                       ------------
 Net change                                                             21,750,479
                                                                       ------------
 Net realized and unrealized gain                                        8,966,909

===================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $13,676,367
                                                                       ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS                YEAR
                                                               ENDED               ENDED
                                                        MAY 31, 2002            NOV. 30,
                                                         (UNAUDITED)                2001
=========================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------------
 Net investment income                                  $  4,709,458       $   2,734,744
-----------------------------------------------------------------------------------------
 Net realized loss                                       (12,783,570)        (75,179,425)
-----------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     21,750,479        (135,064,985)
                                                        ---------------------------------
 Net increase (decrease) in net assets resulting
  from operations                                         13,676,367        (207,509,666)

=========================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (1,561,353)                 --
 Class B                                                          --                  --
 Class C                                                          --                  --
 Class N                                                     (22,162)                 --
-----------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                          --         (22,911,383)
 Class B                                                          --         (13,439,801)
 Class C                                                          --          (5,572,381)
 Class N                                                          --                  --

=========================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  54,908,713         195,231,062
 Class B                                                  (7,928,297)         33,151,063
 Class C                                                   6,194,024          35,618,668
 Class N                                                   9,205,019           3,165,705

=========================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------------
 Total increase                                           74,472,311          17,733,267
-----------------------------------------------------------------------------------------
 Beginning of period                                     882,886,681         865,153,414
                                                        ---------------------------------
 End of period (including undistributed net investment
 income of $4,557,583 and $1,431,640, respectively)     $957,358,992       $ 882,886,681
                                                        =================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18  OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS                                                   YEAR
                                                     ENDED                                                  ENDED
                                              MAY 31, 2002                                               NOV. 30,
CLASS A                                        (UNAUDITED)       2001       2000       1999       1998       1997
==================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.96     $19.77     $19.22     $15.11     $14.37     $11.74
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          .08        .06       (.01)      (.02)       .05       (.05)(1)
 Net realized and unrealized gain (loss)               .17      (3.93)       .77       5.02        .91       2.68(1)
                                                    --------------------------------------------------------------
 Total from investment operations                      .25      (3.87)       .76       5.00        .96       2.63
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.04)        --         --       (.13)        --         --
 Distributions from net realized gain                   --       (.94)      (.21)      (.76)      (.22)        --
                                                    --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.04)      (.94)      (.21)      (.89)      (.22)        --
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $15.17     $14.96     $19.77     $19.22     $15.11     $14.37
                                                    ==============================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                  1.70%    (20.58)%     3.92%     35.31%      6.78%     22.40%
------------------------------------------------------------------------------------------------------------------

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $597,863   $535,615   $478,680   $208,981   $186,859   $122,720
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $561,287   $536,366   $418,537   $180,719   $175,022   $ 66,156
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                         1.33%      0.62%      0.22%     (0.15)%     0.44%     (0.36)%
 Expenses                                             1.56%      1.42%      1.38%      1.55%      1.40%(4)   1.78%(4)
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                15%        33%        61%        75%        82%        64%



1. Based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19  OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                SIX MONTHS                                                   YEAR
                                                     ENDED                                                  ENDED
                                              MAY 31, 2002                                               NOV. 30,
CLASS B                                        (UNAUDITED)       2001       2000       1999       1998       1997
==================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.34     $19.14     $18.75     $14.76     $14.15     $11.65
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          .03       (.01)      (.08)      (.14)      (.03)      (.12)(1)
 Net realized and unrealized gain (loss)               .16      (3.85)       .68       4.92        .86       2.62(1)
                                                    --------------------------------------------------------------
 Total from investment operations                      .19      (3.86)       .60       4.78        .83       2.50
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         --         --       (.03)        --         --
 Distributions from net realized gain                   --       (.94)      (.21)      (.76)      (.22)        --
                                                    --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --       (.94)      (.21)      (.79)      (.22)        --
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $14.53     $14.34     $19.14     $18.75     $14.76     $14.15
                                                    ==============================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                  1.33%    (21.23)%     3.16%     34.32%      5.95%     21.46%
------------------------------------------------------------------------------------------------------------------

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $225,199   $230,085   $273,243   $176,021   $142,127    $90,565
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $227,829   $262,745   $276,393   $145,203   $125,772    $45,553
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                         0.55%     (0.15)%    (0.56)%    (0.91)%    (0.34)%    (1.14)%
 Expenses                                             2.31%      2.17%      2.14%      2.31%      2.18%(4)   2.56%(4)
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                15%        33%        61%        75%        82%        64%



1. Based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20  OPPENHEIMER INTERNATIONAL GROWTH FUND


                                                SIX MONTHS                                                   YEAR
                                                     ENDED                                                  ENDED
                                              MAY 31, 2002                                               NOV. 30,
CLASS C                                        (UNAUDITED)       2001       2000       1999       1998       1997
==================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.37     $19.16     $18.77     $14.78     $14.17     $11.66
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          .05         --(1)    (.04)      (.13)      (.03)      (.13)(2)
 Net realized and unrealized gain (loss)               .13      (3.85)       .64       4.91        .86       2.64(2)
                                                    --------------------------------------------------------------
 Total from investment operations                      .18      (3.85)       .60       4.78        .83       2.51
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         --         --       (.03)        --         --
 Distributions from net realized gain                   --       (.94)      (.21)      (.76)      (.22)        --
                                                    --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --       (.94)      (.21)      (.79)      (.22)        --
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $14.55     $14.37     $19.16     $18.77     $14.78     $14.17
                                                    ==============================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                  1.25%    (21.16)%     3.16%     34.28%      5.94%     21.53%
------------------------------------------------------------------------------------------------------------------

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $121,811   $114,084   $113,230    $49,242    $36,776    $21,908
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $118,380   $122,775   $ 98,110    $39,641    $32,460    $10,864
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                         0.56%     (0.14)%    (0.53)%    (0.92)%    (0.34)%    (1.18)%
 Expenses                                             2.31%      2.17%      2.14%      2.32%      2.17%(5)   2.55%(5)
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                15%        33%        61%        75%        82%        64%



1. Less than $0.005 per share.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21  OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued


                                                           SIX MONTHS     PERIOD
                                                                ENDED      ENDED
                                                         MAY 31, 2002   NOV. 30,
CLASS N                                                   (UNAUDITED)    2001(1)
=================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------
 Net asset value, beginning of period                          $14.93     $18.74
---------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                            .12        .01
 Net realized and unrealized gain (loss)                          .11      (3.82)
                                                               ------------------
 Total from investment operations                                 .23      (3.81)
---------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            (.09)        --
 Distributions from net realized gain                              --         --
                                                               ------------------
 Total dividends and/or distributions to shareholders            (.09)        --
---------------------------------------------------------------------------------
 Net asset value, end of period                                $15.07     $14.93
                                                               ==================

=================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                             1.54%   (20.33)%
---------------------------------------------------------------------------------

=================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                     $12,487     $3,102
---------------------------------------------------------------------------------
 Average net assets (in thousands)                            $ 7,617     $1,152
---------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                           1.14%      0.18%
 Expenses                                                        1.84%      1.74%
---------------------------------------------------------------------------------
 Portfolio turnover rate                                           15%        33%


1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


22  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


23  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $102,435,462. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of November 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                             EXPIRING
                             -----------------------
                             2009        $80,843,212

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended May 31, 2002, the Fund's projected benefit obligations were increased by $10,827 and payments of $1,783 were made to retired trustees, resulting in an accumulated liability of $135,864 as of May 31, 2002.


24  OPPENHEIMER INTERNATIONAL GROWTH FUND

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


25  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                          SIX MONTHS ENDED MAY 31, 2002  YEAR ENDED NOVEMBER 30, 2001(1)
                                SHARES           AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------
 CLASS A
 Sold                       17,789,116    $ 269,464,056    108,489,049    $1,945,995,797
 Dividends and/or
 distributions reinvested       72,548        1,078,076        929,206        17,682,799
 Redeemed                  (14,254,258)    (215,633,419)   (97,825,030)   (1,768,447,534)
                           --------------------------------------------------------------
 Net increase                3,607,406    $  54,908,713     11,593,225    $  195,231,062
                           ==============================================================

-----------------------------------------------------------------------------------------
 CLASS B
 Sold                        1,750,094    $  25,362,245      8,047,368    $  137,864,302
 Dividends and/or
 distributions reinvested          (12)            (233)       644,557        11,853,418
 Redeemed                   (2,295,225)     (33,290,309)    (6,928,344)     (116,566,657)
                           --------------------------------------------------------------
 Net increase (decrease)      (545,143)   $  (7,928,297)     1,763,581    $   33,151,063
                           ==============================================================

-----------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,964,302    $  28,393,390     15,378,417    $  267,377,719
 Dividends and/or
 distributions reinvested           --               (7)       240,466         4,429,384
 Redeemed                   (1,536,917)     (22,199,359)   (13,585,578)     (236,188,435)
                           --------------------------------------------------------------
 Net increase                  427,385    $   6,194,024      2,033,305    $   35,618,668
                           ==============================================================

-----------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,905,785    $  28,596,943        220,109    $    3,343,158
 Dividends and/or
 distributions reinvested        1,499           22,157             --                --
 Redeemed                   (1,286,689)     (19,414,081)       (12,300)         (177,453)
                           --------------------------------------------------------------
 Net increase                  620,595    $   9,205,019        207,809    $    3,165,705
                           ==============================================================


 1. For the year ended November 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2002, were $224,789,189 and $124,157,787, respectively.


26  OPPENHEIMER INTERNATIONAL GROWTH FUND

================================================================================
 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the six months ended May 31, 2002 was an annualized rate of 0.77%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.
--------------------------------------------------------------------------------


                 AGGREGATE         CLASS A      CONCESSIONS      CONCESSIONS      CONCESSIONS      CONCESSIONS
                 FRONT-END       FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C       ON CLASS N
             SALES CHARGES   SALES CHARGES           SHARES           SHARES           SHARES           SHARES
 SIX MONTHS     ON CLASS A     RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
 ENDED              SHARES     DISTRIBUTOR   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------
 May 31, 2002     $581,043        $153,230         $201,912         $561,071         $184,021         $100,957


 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           CLASS A        CLASS B        CLASS C         CLASS N
                        CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                          DEFERRED       DEFERRED       DEFERRED        DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
 SIX MONTHS            RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
 ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
 May 31, 2002               $7,702       $226,859        $13,388            $136


 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


27  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended May 31, 2002, payments under the Class A plan totaled $693,040, all of which were paid by the Distributor to recipients, and included $24,465 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended May 31, 2002, were as follows:

                                                                  DISTRIBUTOR'S
                                                   DISTRIBUTOR'S      AGGREGATE
                                                       AGGREGATE   UNREIMBURSED
                                           AMOUNT   UNREIMBURSED  EXPENSES AS %
                     TOTAL PAYMENTS   RETAINED BY       EXPENSES  OF NET ASSETS
                         UNDER PLAN   DISTRIBUTOR     UNDER PLAN       OF CLASS
--------------------------------------------------------------------------------
 Class B Plan            $1,136,178      $895,116     $5,482,872           2.43%
 Class C Plan               590,085       180,347      2,080,729           1.71
 Class N Plan                18,948        17,639        182,961           1.47


28  OPPENHEIMER INTERNATIONAL GROWTH FUND

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of May 31, 2002, the Fund had outstanding foreign currency contracts as follows:


                                              CONTRACT      VALUATION
                                  EXPIRATION    AMOUNT          AS OF     UNREALIZED     UNREALIZED
 CONTRACT DESCRIPTION                  DATES    (000S)   MAY 31, 2002   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 British Pound Sterling (GBP)         6/5/02       186GBP  $  271,501        $    --        $   438
 Euro (EUR)                    6/3/02-6/5/02     1,959EUR   1,830,477             --         10,640
 Japanese Yen (JPY)                   6/3/02   373,817JPY   3,012,575             --         29,059
                                                                        ---------------------------
                                                                                  --         40,137
                                                                        ---------------------------
 CONTRACTS TO SELL
 Euro (EUR)                           6/3/02       959EUR     896,268          2,523             --
                                                                        ---------------------------
 Total Unrealized Appreciation and Depreciation                              $ 2,523        $40,137
                                                                        ===========================


================================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of May 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of May 31, 2002 was


29  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES Continued
 $21,842,779, which represents 2.28% of the Fund's net assets, of which $11,962,791 is considered restricted. Information concerning restricted securities is as follows:


                                                              VALUATION     UNREALIZED
                                 ACQUISITION                      AS OF   APPRECIATION
 SECURITY                              DATES        COST   MAY 31, 2002  (DEPRECIATION)
---------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Art Advanced Research
  Technologies, Inc.                 6/19/01  $7,500,000     $2,861,641    $(4,638,359)
---------------------------------------------------------------------------------------
 Ceres, Inc., $4.00 Cv., Series C-1   2/6/01     178,060        289,348        111,288
---------------------------------------------------------------------------------------
 Ceres, Inc., Cv., Series C           1/6/99   2,400,000      3,900,000      1,500,000
---------------------------------------------------------------------------------------
 Ceres, Inc., Cv., Series D          3/15/01   2,508,000      2,717,000        209,000
---------------------------------------------------------------------------------------
 Oxagen Ltd., Cv.                   12/20/00   2,210,700      2,194,800        (15,900)


================================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at May 31, 2002.


30  OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS  Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees John V. Murphy, Trustee and President
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Clayton K. Yeutter, Trustee
                        George Evans, Vice President
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 TRANSFER AND           OppenheimerFunds Services
 SHAREHOLDER
 SERVICING AGENT

--------------------------------------------------------------------------------
 CUSTODIAN OF           The Bank of New York
 PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS   KPMG LLP

--------------------------------------------------------------------------------
 LEGAL COUNSEL          Mayer, Brown, Row and Maw

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


31  OPPENHEIMER INTERNATIONAL GROWTH FUND

PRIVACY POLICY NOTICE

AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and
  password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


32  OPPENHEIMER INTERNATIONAL GROWTH FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


33  OPPENHEIMER INTERNATIONAL GROWTH FUND

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.


--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OIGAX  Class B: IGRWX  Class C: OIGCX
                Class N: OIGNX
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1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


[LOGO OMITTED]
OppenheimerFunds[REGISTRATION MARK]
Distributors, Inc.


RS0825.001.0502 July 30, 2002